General	12 Months Ended
Dec. 31, 2022
General
General

Note 1 - General

A.	The Company’s activity

Intercure Ltd. (hereinafter: the “Company”) is a public company which is listed on the Tel Aviv Stock Exchange, Toronto Stock Exchange and Nasdaq, domiciled in Israel. Its offices are located in Herzliya. The Company is engaged in the medical cannabis sector mainly through its holdings of the entirely issued and paid-up capital of Canndoc Ltd. (hereinafter: “Canndoc”), the entirely issued and paid-up capital of Pharmazone Ltd. (hereinafter: “Pharmazone”) and through its 50.1% stake in the issued and paid-in capital of Cannolam Ltd, The Company also has additional holdings in the biomed sector.

Canndoc:

The Company holds 100% of Canndoc’s issued and paid-in capital.

Canndoc has partnered with Kibbutz Beit HaEmek and Kibbuutz Nir-Oz (the “Kibbutzim”) for the purpose of breeding, cultivating and harvesting of pharmaceutical-grade cannabis. The activities of these collaborative arrangements with the Kibbutzim are not conducted through separate legal entities and therefore the Company recognizes its share in the assets, liabilities and results of operations of each activity according to the Company’s rights and obligations according to the contractual agreements with the Kibbutzim.

The Company, through Canndoc, is engaged in research, marketing, cultivation, production and distribution of medical cannabis products in Israel and around the world.

Cannolam:

On May 14, 2020, the Company’s board of directors approved the engagement in a series of agreements for the acquisition of a 50.1% stake in the shares of Cannolam Ltd., an Israeli private company, which holds, independently and/or through its owned subsidiaries, the exclusive rights to the production, importing, distribution and use of leading international cannabis and lifestyle trademarks in the territory of the state of Israel. Inter alia, Cannolam Ltd. has exclusive rights in respect of the brands Cookies, Mr. Nice and Oxon Pharma.

Pharmazone:

On May 18, 2021, the Company’s board of directors approved the engagement in a series of agreements for the acquisition of a 100% stake in the shares of Pharmazone, an Israeli private company, which operates a pharmaceutical and medical cannabis trading house.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 1 - General (Cont.)

Other Holdings:

During 2022, the Company engaged in a series of agreements for the acquisition or opening of 6 pharmacies. See also Note (8).

Investments in the biomed sector:

The Company invested in three companies in the biomed sector: Regenera Pharma Ltd. (hereinafter: “Regenera”), F.O.R.E Biotherapeutics Ltd. (formerly known as NovellusDX Ltd., hereinafter: “Fore”) and Cavnox Ltd. (hereinafter: “Cavnox”). For additional details regarding investments in the biomed sector, see Note 10.

B.	Other Significant Events During the Reporting Period

1.	On January 3, 2021, the Company engaged in a merger agreement (hereinafter: the “Prior Agreement”) with Subversive Real Estate Acquisition REIT LP, a third party unrelated to the Company and/or to its controlling shareholders, which is listed on the Canadian stock exchange NEO (NEO:SVX.U). On February 9, 2021, the parties engaged in an amended and definitive agreement with Subversive Real Estate Acquisition REIT LP (formerly Subversive Real Estate Acquisition REIT LP) (“SVX”) a special purpose acquisition company (SPAC), pursuant to which the Company, through a wholly-owned subsidiary, will acquire all of the outstanding limited partnership units of SVX in exchange for the issuance of the company ordinary shares by way of a plan of arrangement (the “SPAC Transaction”).

Concurrently with the SPAC Transaction, Subversive conducted a non-brokered private placement of 5.0 million Limited Partnership Units for an aggregate amount of $50 million (approximately NIS162 million) At the closing of the SPAC Transaction, which occurred on April 23, the Company issued 15,650,280 ordinary shares to Subversive unit holders, including those that participated in the concurrent private placement. Out of the total 15,650,280 ordinary shares issued, 5,243,616 of our ordinary shares were allocated as part of the SPAC Transaction to subversive’s sponsors and are subject to forfeiture unless the Company’s ordinary shares are listed on NASDAQ and obtain a target weighted average price per share of $13.00 (subject to appropriate adjustments) for any five (5) consecutive trading days during the thirty (30) trading days after the shares are traded on Nasdaq. By October 13, 2021 that condition was not met and 5,243,616 ordinary shares are up for forfeiture.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 1 - General (Cont.)

Since the subversive’s sponsors shares were an integral part of the transaction with the SPAC and constituted a conditional issue for the amount of funds raised in the transaction and its success, the shares issue is presented together with all of SPAC units holders and PIPE investors and not in fair value.

Total funds raised from the SPAC Transaction, after redemptions, and the private placement equaled approximately NIS 182 million (not including transaction costs) NIS 8.4 million of those still needs to be received and currently presented in other receivables, see also Note 11B.

Since Subversive was not considered a business, as defined by IFRS 3, the Company recorded the SPAC Transaction proceeds as a respective increase in equity.

On April 23, 2021, the Company shares were listed on the TSX and the first trade of the common shares on the TSX occurred on April 26, 2021.

On September 1, 2021, the Company shares were listed and the first trade of the ordinary shares on the Nasdaq Global Market under the ticker symbol “INCR”.

2.	On February 16, 2022, the Company engaged in an agreement with Cann Pharmaceutical Ltd. (“Better”), an Israeli medical cannabis multi-national operator known as “Better” to acquire 100% of Better’s shares, which includes “Better’s” unique strains, cultivation site, intellectual property, and commercial operations in Israel as well its international activities, For a purchase price of USD 35 million to be paid with Intercure’s shares at the valuation of USD 10 per share. Regarding the termination of the agreement, see Note 16E.

3.	On March 1, 2022, the company signed a definitive agreement (hereinafter: “Agreement”) with Altman Health LP (“Altman Health”), the market leader of OTC and nutritional supplements in over 1,700 points of sale, including all major pharmacies across Israel. A new company will be formed that will focus on the new Israeli CBD product market, following the Israeli Minister of Health’s announcement On February 28, 2022, that CBD will be removed from the Dangerous Drugs Act.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 1 - General (Cont.)

C.	Definitions:

In these consolidated financial statements:

Company	-	Intercure Ltd.
Group	-	The Company and its subsidiaries.
Related Parties	-	As defined in IAS 24.
USD	-	U.S. dollars.
NIS		New Israeli shekel.
Subsidiaries	-	Companies which are controlled by the Company (as defined in IFRS 10), directly or indirectly, and whose financial statements are fully consolidated with the Company’s reports.
Investee companies	-	Subsidiaries and companies, including a partnership or joint venture, the Company’s investment in which is stated, directly or indirectly, on the equity basis.